Transactions and Balances with Related Parties (Schedule of Compensation to Individuals not Employed by Company) (Details) - Non Employed [Member] € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) People	Dec. 31, 2018 EUR (€) People	Dec. 31, 2017 EUR (€) People
Disclosure of transactions between related parties [line items]
Number of people for compensation not employed by the company | People	3	3	3
Number of people for share-based payments | People	3	3	3
Total compensation to directors not employed by the company | €	€ 72	€ 49	€ 35
Share-based payments | €	€ 9	€ 5	€ 14